Royalty, Stream and Working Interests (Tables)	12 Months Ended
Dec. 31, 2022
Royalty, stream and working interests
Schedule of detailed information about royalty, stream and working interest, net

			Impairment
		Accumulated	(charges)
As at December 31, 2022	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,582.7	$(716.9)	$—	$865.8
Streams	4,513.1	(2,065.7)	—	2,447.4
Energy	1,937.0	(755.5)	—	1,181.5
Advanced	426.6	(55.6)	—	371.0
Exploration	71.7	(9.9)	—	61.8
	$8,531.1	$(3,603.6)	$—	$4,927.5
1.	Accumulated depletion includes previously recognized impairment charges.

			Impairments
		Accumulated	(charges)
As at December 31, 2021	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,590.2	$(687.2)	$—	$903.0
Streams	4,511.9	(1,888.9)	—	2,623.0
Energy	1,972.6	(789.8)	75.5	1,258.3
Advanced	365.9	(49.6)	(7.5)	308.8
Exploration	67.1	(10.9)	—	56.2
	$8,507.7	$(3,426.4)	$68.0	$5,149.3

1.	Accumulated depletion includes previously recognized impairment charges.

Schedule of detailed information about royalty, stream and working interest, net roll forward

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2021	$406.9	$2,653.6	$1,214.6	$294.0	$63.0	$4,632.1
Additions	540.0	165.6	24.7	22.7	—	753.0
Transfers	6.3	—	—	—	(6.3)	—
Impairment (charges) and reversals	—	—	75.5	(7.5)	—	68.0
Depletion	(42.7)	(196.2)	(57.9)	(0.6)	—	(297.4)
Impact of foreign exchange	(7.5)	—	1.4	0.2	(0.5)	(6.4)
Balance at December 31, 2021	$903.0	$2,623.0	$1,258.3	$308.8	$56.2	$5,149.3

Balance at January 1, 2022	$903.0	$2,623.0	$1,258.3	$308.8	$56.2	$5,149.3
Additions	44.1	1.6	12.1	72.7	7.9	138.4
Depletion	(40.2)	(177.2)	(66.4)	(0.2)	—	(284.0)
Impact of foreign exchange	(41.1)	—	(22.5)	(10.3)	(2.3)	(76.2)
Balance at December 31, 2022	$865.8	$2,447.4	$1,181.5	$371.0	$61.8	$4,927.5

Streams
Royalty, stream and working interests
Schedule of impairments of Royalty, Stream and Working Interests, Net

2021
Royalty, stream and working interests, net
Weyburn	$(75.5)
Aği Daği	7.5
$(68.0)

Energy assets
Royalty, stream and working interests
Schedule of maturity of cash flow determined on the basis of forecasted WTI oil prices

						Average
						annual
						increase
	2022	2023	2024	2025	2026	thereafter
WTI oil price (US$/barrel)	$72.83	$68.78	$66.76	$68.09	$69.45	2%

Schedule of key assumptions and sensitivity analysis

	Increase (decrease) to impairment reversal
	1% increase	1% decrease	10% decrease	10% increase
	in the	in the	in WTI oil	in WTI oil
	discount rate	discount rate	price	price
Weyburn	(16.9)	19.0	(54.9)	33.3
	$(16.9)	$19.0	$(54.9)	$33.3